SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial expenses:
Interest in respect of long-term loans	$ 461	$ 1,049	$ 1,440
Interest in respect of short-term loans	1,187	620	126
Interest in respect of loans to related parties	299	106
Changes in derivatives fair value	1,169	3,823	485
Foreign exchange transactions losses	177		764
Financial expenses	3,293	5,598	2,815
Financial income:
Income in respect of loans to related parties			73
Income interest from loans to others		68	53
Income in respect of cash and cash equivalent and short-term bank deposits	520	218	319
Foreign exchange transactions gains		537
Financial income	520	823	445
Financial expenses, net	2,773	4,775	2,370
Numerator:
Net income attributable to controlling interest, as reported	39,632	29,052	28,658
Dividends attributable to preferred shareholders		8,376	8,312
Net income attributable to the Company's ordinary shareholders	$ 39,632	$ 20,676	$ 20,346
Denominator:
Denominator for basic income per share	32,641,701	19,565,000	19,565,000
Effect of dilutive stock options granted	58,047
Denominator for diluted income per share	32,699,748	19,565,000	19,565,000
EPS
Basic earnings per share	$ 1.21	$ 1.06	$ 1.04
Diluted earnings per share	$ 1.21	$ 1.06	$ 1.04